Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 96.4%
Australia — 6.9%
Afterpay Ltd.*	1,523	$89,773
AGL Energy Ltd.	4,167	40,688
AMP Ltd.	21,837	20,563
Ampol Ltd.	1,758	30,341
APA Group	8,473	62,986
Aristocrat Leisure Ltd.	3,814	83,178
ASX Ltd.	1,293	75,596
Aurizon Holdings Ltd.	13,765	42,346
AusNet Services	12,880	17,387
Australia & New Zealand Banking Group Ltd.	19,976	249,221
BHP Group Ltd.	20,486	529,228
BHP Group PLC	14,617	311,843
BlueScope Steel Ltd.	3,653	33,658
Brambles Ltd.	10,323	78,383
CIMIC Group Ltd.*	469	6,282
Coca-Cola Amatil Ltd.	3,824	26,175
Cochlear Ltd.	418	59,719
Coles Group Ltd.	9,011	109,779
Commonwealth Bank of Australia	12,321	566,967
Computershare Ltd.	3,381	29,911
Crown Resorts Ltd.	2,801	17,793
CSL Ltd.	3,161	652,958
Dexus	7,928	50,778
Evolution Mining Ltd.	11,549	48,245
Fortescue Metals Group Ltd.	11,494	135,032
Goodman Group	11,429	147,976
Insurance Australia Group Ltd.	15,259	48,286
Lendlease Corp. Ltd.	4,333	34,614
Macquarie Group Ltd.	2,414	209,256
Magellan Financial Group Ltd.	795	32,789
Medibank Pvt. Ltd.	17,418	31,429
Mirvac Group	28,418	44,548
National Australia Bank Ltd.	22,098	283,892
Newcrest Mining Ltd.	5,595	126,872
Northern Star Resources Ltd.	5,279	52,310
Oil Search Ltd.	12,151	23,242
Orica Ltd.	2,861	31,854
Origin Energy Ltd.	12,782	39,585
Qantas Airways Ltd.*	5,515	16,174
QBE Insurance Group Ltd.	9,279	57,716
Ramsay Health Care Ltd.	1,275	60,791
REA Group Ltd.	317	25,242
Rio Tinto PLC	7,793	468,926
Santos Ltd.	11,389	40,269
Scentre Group	34,304	54,617
SEEK Ltd.	2,271	35,034
Sonic Healthcare Ltd.	2,969	70,505
South32 Ltd.	21,214	31,483
South32 Ltd.	13,128	19,384
Stockland	17,063	46,613
Suncorp Group Ltd.	8,248	50,350
Sydney Airport	8,238	34,982
Tabcorp Holdings Ltd.	15,195	36,591
	Number of Shares	Value†

Australia — (continued)
Telstra Corp. Ltd.	27,472	$55,006
The GPT Group	13,907	39,123
The GPT Group-In Specie*	16,419	0
TPG Telecom Ltd.*	2,240	11,820
Transurban Group	18,787	191,832
Treasury Wine Estates Ltd.	4,544	29,196
Vicinity Centres	25,092	25,057
Washington H. Soul Pattinson & Co., Ltd.	819	13,912
Wesfarmers Ltd.	7,814	249,769
Westpac Banking Corp.	24,997	303,946
WiseTech Global Ltd.	1,081	20,247
Woodside Petroleum Ltd.	6,468	82,092
Woolworths Group Ltd.	8,688	227,180
		6,773,340
Austria — 0.2%
ANDRITZ AG	564	17,408
Erste Group Bank AG*	1,953	40,897
OMV AG*	1,135	31,055
Raiffeisen Bank International AG*	1,156	17,694
Verbund AG	518	28,289
voestalpine AG	888	23,404
		158,747
Belgium — 0.9%
Ageas N.V.	1,326	54,259
Anheuser-Busch InBev N.V.	5,320	286,433
Colruyt S.A.	375	24,336
Elia Group SA	220	21,993
Galapagos N.V.*	327	46,359
Groupe Bruxelles Lambert S.A.	849	76,539
KBC Group N.V.	1,820	91,266
Proximus SADP	1,133	20,670
Sofina S.A.	110	30,031
Solvay S.A.	535	46,028
Telenet Group Holding N.V.	377	14,633
UCB S.A.	918	104,261
Umicore S.A.	1,444	60,063
		876,871
Bermuda — 0.0%
Jardine Strategic Holdings Ltd.	1,400	27,758
China — 0.2%
BeiGene Ltd., ADR*	300	85,932
Microport Scientific Corp.	5,000	19,994
Sands China Ltd.	17,600	68,222
Yangzijiang Shipbuilding Holdings Ltd.	19,000	13,879
		188,027
Denmark — 2.5%
A.P. Moller - Maersk A/S, Class A	24	35,131
A.P. Moller - Maersk A/S, Class B	45	71,140
Ambu A/S	1,165	32,806
Carlsberg AS, Class B	720	97,000

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Chr Hansen Holding A/S	775	$86,030
Coloplast A/S, Class B	851	134,874
Danske Bank A/S*	4,748	64,222
Demant A/S*	713	22,360
DSV PANALPINA A/S	1,447	234,708
Genmab A/S*	462	167,662
GN Store Nord A/S	913	68,783
H. Lundbeck A/S	500	16,468
Novo Nordisk A/S, Class B	12,022	832,939
Novozymes A/S, Class B	1,455	91,450
Orsted A/S	1,352	186,387
Pandora A/S	618	44,581
Tryg A/S	965	30,381
Vestas Wind Systems A/S	1,375	222,209
		2,439,131
Finland — 1.2%
Elisa OYJ	1,000	58,792
Fortum OYJ	3,199	64,678
Kone OYJ, Class B	2,425	212,925
Neste OYJ	3,006	158,296
Nokia OYJ*	40,648	159,091
Nordea Bank Abp*	21,882	166,275
Nordea Bank Abp*	345	2,620
Orion OYJ, Class B	750	33,980
Sampo OYJ, Class A	3,258	129,027
Stora Enso OYJ, Class R	4,323	67,664
UPM-Kymmene OYJ	3,732	113,591
Wartsila OYJ Abp	3,006	23,607
		1,190,546
France — 9.7%
Accor S.A.*	1,184	33,140
Aeroports de Paris*	215	21,329
Air Liquide S.A.	3,288	521,183
Alstom S.A.*	1,269	63,391
Amundi S.A.*	376	26,502
Arkema S.A.	503	53,331
Atos S.E.*	644	51,750
AXA S.A.	13,374	247,527
BioMerieux	262	41,011
BNP Paribas S.A.*	7,786	281,657
Bollore S.A.	5,730	21,343
Bouygues S.A.	1,607	55,532
Bureau Veritas S.A.*	2,023	45,601
Capgemini S.E.	1,140	146,258
Carrefour S.A.	4,369	69,813
Cie de Saint-Gobain*	3,550	148,700
Cie Generale des Etablissements Michelin SCA	1,153	123,772
CNP Assurances*	1,195	14,987
Covivio	344	24,155
Credit Agricole S.A.*	8,213	71,658
Danone S.A.	4,273	276,785
Dassault Aviation S.A.*	18	15,184
	Number of Shares	Value†

France — (continued)
Dassault Systemes S.E.	899	$167,738
Edenred	1,624	72,912
Eiffage S.A.*	567	46,276
Electricite de France S.A.	4,450	47,008
Engie S.A.*	12,498	167,018
EssilorLuxottica S.A.*	1,964	267,373
Eurazeo S.E.*	255	13,806
Faurecia S.E.*	580	25,001
Gecina S.A.	294	38,757
Getlink S.E.*	3,111	42,143
Hermes International	217	186,893
ICADE	232	12,999
Iliad S.A.	84	15,409
Ingenico Group S.A.*	423	65,537
Ipsen S.A.	293	30,629
JCDecaux S.A.*	510	8,817
Kering S.A.	524	347,594
Klepierre S.A.	1,415	19,807
La Francaise des Jeux SAEM	613	22,489
Legrand S.A.	1,819	144,883
L'Oreal S.A.	1,747	568,528
LVMH Moet Hennessy Louis Vuitton S.E.	1,937	906,329
Natixis S.A.*	7,282	16,365
Orange S.A.	13,664	142,319
Orpea*	369	41,925
Pernod Ricard S.A.	1,465	233,575
Peugeot S.A.*	4,146	75,186
Publicis Groupe S.A.	1,587	51,149
Remy Cointreau S.A.	160	29,277
Renault S.A.*	1,361	35,306
Safran S.A.*	2,210	217,437
Sanofi	7,869	788,572
Sartorius Stedim Biotech	179	61,785
Schneider Electric S.E.	3,838	477,062
SCOR S.E.*	1,198	33,355
SEB S.A.	134	21,798
Societe Generale S.A.*	5,457	72,436
Sodexo S.A.	643	45,836
Suez S.A.	2,325	42,959
Teleperformance	416	128,254
Thales S.A.	767	57,485
TOTAL S.E.	17,258	592,687
Ubisoft Entertainment S.A.*	622	56,060
Unibail-Rodamco-Westfield	772	28,471
Unibail-Rodamco-Westfield	4,540	8,058
Valeo S.A.	1,663	51,068
Veolia Environnement S.A.	3,618	78,063
Vinci S.A.	3,627	303,061
Vivendi S.A.	5,908	165,005
Wendel S.E.	185	16,782
Worldline S.A.*	926	75,824
		9,519,715

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — 8.6%
adidas AG*	1,320	$426,286
Allianz S.E.	2,904	557,367
BASF S.E.	6,371	387,971
Bayer AG	6,833	421,556
Bayerische Motoren Werke AG	2,262	164,170
Beiersdorf AG	673	76,411
Brenntag AG	1,011	64,282
Carl Zeiss Meditec AG	302	38,143
Commerzbank AG*	6,847	33,672
Continental AG	734	79,543
Covestro AG	1,214	60,203
Daimler AG	5,906	318,602
Delivery Hero S.E.*	864	99,135
Deutsche Bank AG*	13,366	112,668
Deutsche Boerse AG	1,309	229,496
Deutsche Lufthansa AG*	1,773	15,357
Deutsche Post AG	6,822	309,554
Deutsche Telekom AG	23,130	385,118
Deutsche Wohnen S.E.	2,313	115,603
E.ON S.E.	15,396	169,702
Evonik Industries AG	1,328	34,354
Fraport AG Frankfurt Airport Services Worldwide*	271	10,670
Fresenius Medical Care AG & Co., KGaA	1,449	122,494
Fresenius S.E. & Co., KGaA	2,852	129,693
GEA Group AG	1,137	39,839
Hannover Rueck S.E.	439	67,962
HeidelbergCement AG	1,073	65,567
Henkel AG & Co., KGaA	685	64,067
HOCHTIEF AG	160	12,421
Infineon Technologies AG	8,597	242,315
KION Group AG	453	38,681
Knorr-Bremse AG	363	42,748
LANXESS AG	589	33,701
LEG Immobilien AG	507	72,268
Merck KGaA	917	133,692
METRO AG	1,204	11,990
MTU Aero Engines AG	373	61,833
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	997	253,456
Nemetschek S.E.	412	30,114
Puma S.E.*	591	53,128
RWE AG	4,485	167,961
SAP S.E.	7,287	1,134,725
Scout24 AG	768	66,991
Siemens AG	5,326	672,620
Siemens Energy AG*	2,663	71,812
Siemens Healthineers AG	1,879	84,346
Symrise AG	868	119,891
TeamViewer AG*	927	45,720
Telefonica Deutschland Holding AG	5,808	14,844
thyssenkrupp AG*	2,829	14,235
Uniper S.E.	1,294	41,769
	Number of Shares	Value†

Germany — (continued)
United Internet AG	668	$25,546
Volkswagen AG	205	35,831
Vonovia S.E.	3,655	250,563
Zalando S.E.*	1,092	102,026
		8,434,712
Hong Kong — 2.9%
AIA Group Ltd.	84,600	840,932
ASM Pacific Technology Ltd.	2,000	20,474
BOC Hong Kong Holdings Ltd.	26,000	68,926
Budweiser Brewing Co., APAC, Ltd.	11,100	32,466
CK Asset Holdings Ltd.	17,670	86,826
CK Hutchison Holdings Ltd.	18,128	109,851
CK Infrastructure Holdings Ltd.	5,000	23,464
CLP Holdings Ltd.	11,000	102,710
Dairy Farm International Holdings Ltd.	2,600	9,827
Galaxy Entertainment Group Ltd.	15,000	101,411
Hang Lung Properties Ltd.	14,000	35,680
Hang Seng Bank Ltd.	5,100	75,555
Henderson Land Development Co., Ltd.	10,891	40,440
HK Electric Investments & HK Electric Investments Ltd.	20,777	21,481
HKT Trust & HKT Ltd.	25,240	33,501
Hong Kong & China Gas Co., Ltd.	72,488	105,255
Hong Kong Exchanges & Clearing Ltd.	8,384	394,664
Hongkong Land Holdings Ltd.	7,400	27,570
Kerry Properties Ltd.	5,509	14,168
Link REIT	13,976	114,525
Melco Resorts & Entertainment Ltd., ADR	1,367	22,761
MTR Corp., Ltd.	10,671	52,959
New World Development Co., Ltd.	10,458	51,053
Pacific Century Premium Developments Ltd.*	3,571	942
PCCW Ltd.	33,068	19,782
Power Assets Holdings Ltd.	9,500	50,072
Sino Land Co., Ltd.	23,079	27,019
SJM Holdings Ltd.	11,000	13,040
Sun Hung Kai Properties Ltd.	9,161	118,053
Swire Pacific Ltd., Class A	3,500	16,945
Swire Properties Ltd.	7,136	18,907
Techtronic Industries Co., Ltd.	9,500	126,309
The Bank of East Asia Ltd.	8,875	16,384
WH Group Ltd.	69,823	56,955
Wharf Real Estate Investment Co., Ltd.	12,000	49,189
		2,900,096
Ireland — 1.1%
AerCap Holdings N.V.*	913	22,998
CRH PLC	5,488	199,003
DCC PLC	709	54,886
Experian PLC	6,257	235,104

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Ireland — (continued)
Flutter Entertainment PLC*	1,078	$171,089
James Hardie Industries PLC	3,193	76,542
Kerry Group PLC, Class A	1,136	145,506
Kingspan Group PLC*	1,079	98,196
Smurfit Kappa Group PLC	1,724	67,647
		1,070,971
Isle Of Man — 0.0%
GVC Holdings PLC*	4,148	51,951
Israel — 0.6%
Azrieli Group Ltd.	283	12,635
Bank Hapoalim BM	8,292	44,304
Bank Leumi Le-Israel BM	10,394	45,758
Check Point Software Technologies Ltd.*	812	97,716
CyberArk Software Ltd.*	300	31,026
Elbit Systems Ltd.	186	22,578
ICL Group Ltd.	5,884	20,791
Israel Discount Bank Ltd., Class A	8,729	23,548
Mizrahi Tefahot Bank Ltd.	962	17,064
Nice Ltd.*	446	101,119
Teva Pharmaceutical Industries Ltd.*	7,232	65,414
Teva Pharmaceutical Industries Ltd., ADR*	500	4,505
Wix.com Ltd.*	400	101,940
		588,398
Italy — 2.0%
Assicurazioni Generali SpA	7,936	111,854
Atlantia SpA*	3,574	55,974
Davide Campari-Milano N.V.	4,055	44,258
DiaSorin SpA	180	36,215
Enel SpA	56,786	492,673
Eni SpA	18,386	143,707
Ferrari N.V.	869	159,479
FinecoBank Banca Fineco SpA*	4,262	58,704
Infrastrutture Wireless Italiane SpA	1,712	18,887
Intesa Sanpaolo SpA*	115,458	217,226
Leonardo SpA	3,179	18,568
Mediobanca Banca di Credito Finanziario SpA	4,539	35,568
Moncler SpA*	1,369	56,022
Nexi SpA*	2,687	53,854
Pirelli & C SpA*	3,060	13,111
Poste Italiane SpA	4,029	35,704
Prysmian SpA	1,822	52,889
Recordati Industria Chimica e Farmaceutica SpA	813	41,646
Snam SpA	14,360	73,851
Telecom Italia SpA	60,149	24,108
Telecom Italia SpA, RSP	40,890	16,510
Terna Rete Elettrica Nazionale SpA	10,172	71,172
UniCredit SpA*	14,564	120,332
		1,952,312
	Number of Shares	Value†

Japan — 25.1%
ABC-Mart, Inc.	200	$10,413
Acom Co., Ltd.	3,200	13,920
Advantest Corp.	1,300	63,233
Aeon Co., Ltd.	4,600	123,744
Aeon Mall Co., Ltd.	710	9,980
AGC, Inc.	1,400	41,145
Air Water, Inc.	1,000	13,525
Aisin Seiki Co., Ltd.	1,200	38,393
Ajinomoto Co., Inc.	3,000	61,485
Alfresa Holdings Corp.	1,300	28,474
Amada Co., Ltd.	2,400	22,451
ANA Holdings, Inc.*	800	18,504
Aozora Bank Ltd.	800	13,284
Asahi Group Holdings Ltd.	2,700	94,102
Asahi Intecc Co., Ltd.	1,400	44,000
Asahi Kasei Corp.	8,800	76,768
Astellas Pharma, Inc.	12,800	190,804
Bandai Namco Holdings, Inc.	1,300	95,251
Benesse Holdings, Inc.	500	12,869
Bridgestone Corp.	3,800	120,115
Brother Industries Ltd.	1,500	23,861
Calbee, Inc.	600	19,763
Canon, Inc.	7,100	117,765
Casio Computer Co., Ltd.	1,500	24,288
Central Japan Railway Co.	1,000	143,340
Chubu Electric Power Co., Inc.	4,700	57,168
Chugai Pharmaceutical Co., Ltd.	4,500	201,940
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	16,740
Concordia Financial Group Ltd.	7,200	25,043
Cosmos Pharmaceutical Corp.	100	17,427
CyberAgent, Inc.	600	37,051
Dai Nippon Printing Co., Ltd.	1,700	34,459
Daicel Corp.	2,000	14,415
Daifuku Co., Ltd.	700	70,656
Dai-ichi Life Holdings, Inc.	7,700	108,650
Daiichi Sankyo Co., Ltd.	11,700	359,164
Daikin Industries Ltd.	1,700	314,116
Daito Trust Construction Co., Ltd.	400	35,458
Daiwa House Industry Co., Ltd.	4,100	105,154
Daiwa House REIT Investment Corp.	13	33,172
Daiwa Securities Group, Inc.	9,300	39,115
Denso Corp.	3,100	135,878
Dentsu Group, Inc.	1,500	44,275
Disco Corp.	200	48,901
East Japan Railway Co.	2,100	129,147
Eisai Co., Ltd.	1,800	164,398
Electric Power Development Co., Ltd.	1,000	15,424
ENEOS Holdings, Inc.	20,490	73,106
FamilyMart Co., Ltd.	1,200	27,042
FANUC Corp.	1,300	249,490
Fast Retailing Co., Ltd.	400	251,369
Fuji Electric Co., Ltd.	900	28,531
FUJIFILM Holdings Corp.	2,600	128,159

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Fujitsu Ltd.	1,400	$191,265
Fukuoka Financial Group, Inc.	1,200	20,170
GLP J-Reit	26	40,016
GMO Payment Gateway, Inc.	300	32,137
Hakuhodo DY Holdings, Inc.	1,500	19,397
Hamamatsu Photonics K.K.	1,000	50,537
Hankyu Hanshin Holdings, Inc.	1,600	51,439
Hikari Tsushin, Inc.	100	23,859
Hino Motors Ltd.	2,000	12,977
Hirose Electric Co., Ltd.	220	28,425
Hisamitsu Pharmaceutical Co., Inc.	400	20,450
Hitachi Construction Machinery Co., Ltd.	700	25,366
Hitachi Ltd.	6,700	226,858
Hitachi Metals Ltd.	1,400	21,588
Honda Motor Co., Ltd.	11,300	268,344
Hoshizaki Corp.	400	31,919
Hoya Corp.	2,600	293,582
Hulic Co., Ltd.	2,000	18,766
Idemitsu Kosan Co., Ltd.	1,356	28,952
Iida Group Holdings Co., Ltd.	1,000	20,240
Inpex Corp.	7,400	39,710
Isetan Mitsukoshi Holdings Ltd.	2,500	13,272
Isuzu Motors Ltd.	4,000	34,983
Ito En Ltd.	400	28,527
ITOCHU Corp.	9,600	245,816
Itochu Techno-Solutions Corp.	700	26,555
Japan Airlines Co., Ltd.*	800	14,921
Japan Airport Terminal Co., Ltd.	300	13,291
Japan Exchange Group, Inc.	3,600	100,902
Japan Post Bank Co., Ltd.	3,000	23,399
Japan Post Holdings Co., Ltd.	11,500	78,419
Japan Post Insurance Co., Ltd.	1,700	26,767
Japan Prime Realty Investment Corp.	6	18,616
Japan Real Estate Investment Corp.	9	46,013
Japan Retail Fund Investment Corp.	20	30,940
Japan Tobacco, Inc.	8,200	149,599
JFE Holdings, Inc.*	3,800	26,607
JGC Holdings Corp.	1,600	16,595
JSR Corp.	1,500	35,652
JTEKT Corp.	1,500	11,766
Kajima Corp.	2,800	33,735
Kakaku.com, Inc.	1,100	29,000
Kamigumi Co., Ltd.	700	13,794
Kansai Paint Co., Ltd.	1,400	34,797
Kao Corp.	3,300	247,734
Kawasaki Heavy Industries Ltd.*	1,000	13,509
KDDI Corp.	11,400	286,728
Keihan Holdings Co., Ltd.	700	29,065
Keikyu Corp.	1,600	24,627
Keio Corp.	700	43,334
Keisei Electric Railway Co., Ltd.	1,000	28,244
Keyence Corp.	1,264	590,894
Kikkoman Corp.	1,100	61,021
	Number of Shares	Value†

Japan — (continued)
Kintetsu Group Holdings Co., Ltd.	1,100	$46,944
Kirin Holdings Co., Ltd.	5,600	105,183
Kobayashi Pharmaceutical Co., Ltd.	300	28,988
Kobe Bussan Co., Ltd.	400	22,028
Koito Manufacturing Co., Ltd.	800	40,821
Komatsu Ltd.	6,200	136,171
Konami Holdings Corp.	700	30,281
Kose Corp.	200	24,488
Kubota Corp.	7,300	130,796
Kuraray Co., Ltd.	1,900	18,435
Kurita Water Industries Ltd.	800	26,455
Kyocera Corp.	2,300	131,690
Kyowa Kirin Co., Ltd.	1,700	48,377
Kyushu Electric Power Co., Inc.	2,900	26,312
Kyushu Railway Co.	900	19,242
Lasertec Corp.	500	41,099
Lawson, Inc.	400	19,073
LINE Corp.*	300	15,270
Lion Corp.	1,500	30,794
LIXIL Group Corp.	2,100	42,446
M3, Inc.	3,000	185,569
Makita Corp.	1,600	76,575
Marubeni Corp.	11,700	66,426
Marui Group Co., Ltd.	1,500	28,784
Maruichi Steel Tube Ltd.	300	7,511
Mazda Motor Corp.	4,500	26,396
McDonald's Holdings Co., Japan Ltd.	400	19,455
Mebuki Financial Group, Inc.	7,020	15,930
Medipal Holdings Corp.	1,300	26,068
MEIJI Holdings Co., Ltd.	800	61,109
Mercari, Inc.*	600	27,728
MINEBEA MITSUMI, Inc.	2,600	49,525
MISUMI Group, Inc.	1,900	53,270
Mitsubishi Chemical Holdings Corp.	9,500	54,838
Mitsubishi Corp.	9,300	222,599
Mitsubishi Electric Corp.	13,000	176,400
Mitsubishi Estate Co., Ltd.	8,500	128,755
Mitsubishi Gas Chemical Co., Inc.	1,100	20,464
Mitsubishi Heavy Industries Ltd.	2,100	46,495
Mitsubishi Materials Corp.	900	17,736
Mitsubishi Motors Corp.*	5,200	11,482
Mitsubishi UFJ Financial Group, Inc.	84,700	338,027
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,500	11,616
Mitsui & Co., Ltd.	11,400	195,884
Mitsui Chemicals, Inc.	1,400	33,838
Mitsui Fudosan Co., Ltd.	6,400	111,371
Miura Co., Ltd.	600	29,429
Mizuho Financial Group, Inc.	16,608	207,296
MonotaRO Co., Ltd.	800	39,737
MS&AD Insurance Group Holdings, Inc.	3,190	85,949
Murata Manufacturing Co., Ltd.	4,000	260,109
Nabtesco Corp.	900	32,676

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Nagoya Railroad Co., Ltd.	1,400	$38,380
NEC Corp.	1,800	105,289
Nexon Co., Ltd.	3,200	79,820
NGK Insulators Ltd.	2,000	28,557
NGK Spark Plug Co., Ltd.	1,100	19,206
NH Foods Ltd.	600	26,819
Nidec Corp.	3,100	290,712
Nihon M&A Center, Inc.	1,100	62,930
Nikon Corp.	2,400	16,194
Nintendo Co., Ltd.	800	453,353
Nippon Building Fund, Inc.	8	45,280
Nippon Express Co., Ltd.	400	23,341
Nippon Paint Holdings Co., Ltd.	1,000	102,946
Nippon Prologis REIT, Inc.	15	50,584
Nippon Sanso Holdings Corp.	1,000	15,376
Nippon Shinyaku Co., Ltd.	300	24,700
Nippon Steel Corp.*	6,017	56,803
Nippon Telegraph & Telephone Corp.	8,900	181,708
Nippon Yusen K.K.	1,300	22,556
Nissan Chemical Corp.	800	42,648
Nissan Motor Co., Ltd.*	17,000	60,122
Nisshin Seifun Group, Inc.	1,315	20,871
Nissin Foods Holdings Co., Ltd.	400	37,579
Nitori Holdings Co., Ltd.	600	124,471
Nitto Denko Corp.	1,000	65,149
Nomura Holdings, Inc.	22,400	102,366
Nomura Real Estate Holdings, Inc.	1,000	19,031
Nomura Real Estate Master Fund, Inc.	28	35,078
Nomura Research Institute Ltd.	2,130	62,717
NSK Ltd.	3,000	22,963
NTT Data Corp.	4,500	57,588
NTT DOCOMO, Inc.	7,900	290,294
Obayashi Corp.	4,200	38,343
Obic Co., Ltd.	500	87,931
Odakyu Electric Railway Co., Ltd.	2,100	52,789
Oji Holdings Corp.	6,000	27,570
Olympus Corp.	8,300	172,605
Omron Corp.	1,300	101,642
Ono Pharmaceutical Co., Ltd.	2,500	78,635
Oracle Corp. Japan	300	32,393
Oriental Land Co., Ltd.	1,400	196,343
ORIX Corp.	9,400	117,409
Orix JREIT, Inc.	20	30,772
Osaka Gas Co., Ltd.	2,400	46,726
Otsuka Corp.	800	40,881
Otsuka Holdings Co., Ltd.	2,700	114,386
Pan Pacific International Holdings Corp.	2,700	62,878
Panasonic Corp.	15,000	127,771
Park24 Co., Ltd.	800	12,989
PeptiDream, Inc.*	700	32,850
Persol Holdings Co., Ltd.	1,400	22,868
Pigeon Corp.	900	40,213
Pola Orbis Holdings, Inc.	800	15,084
	Number of Shares	Value†

Japan — (continued)
Rakuten, Inc.	6,300	$67,933
Recruit Holdings Co., Ltd.	8,800	349,495
Renesas Electronics Corp.*	5,400	39,634
Resona Holdings, Inc.	14,800	50,421
Ricoh Co., Ltd.	5,000	33,751
Rinnai Corp.	200	19,508
Rohm Co., Ltd.	600	46,386
Ryohin Keikaku Co., Ltd.	1,700	28,248
Santen Pharmaceutical Co., Ltd.	2,600	53,159
SBI Holdings, Inc.	1,710	44,309
SCSK Corp.	400	22,380
Secom Co., Ltd.	1,500	137,273
Sega Sammy Holdings, Inc.	1,200	14,626
Seibu Holdings, Inc.	1,600	17,229
Seiko Epson Corp.	2,200	25,301
Sekisui Chemical Co., Ltd.	2,600	41,588
Sekisui House Ltd.	4,200	74,427
Seven & i Holdings Co., Ltd.	5,200	161,565
Seven Bank Ltd.	5,300	12,845
SG Holdings Co., Ltd.	1,100	57,237
Sharp Corp.	1,200	14,927
Shimadzu Corp.	1,600	48,698
Shimamura Co., Ltd.	200	19,429
Shimano, Inc.	500	98,698
Shimizu Corp.	4,000	30,113
Shin-Etsu Chemical Co., Ltd.	2,400	314,050
Shinsei Bank Ltd.	800	9,878
Shionogi & Co., Ltd.	1,800	96,344
Shiseido Co., Ltd.	2,700	156,303
Showa Denko K.K.	1,000	18,355
SMC Corp.	400	223,135
SoftBank Corp.	20,100	224,604
SoftBank Group Corp.	10,900	674,433
Sohgo Security Services Co., Ltd.	500	23,818
Sompo Holdings, Inc.	2,325	80,266
Sony Corp.	8,800	674,450
Square Enix Holdings Co., Ltd.	700	46,327
Stanley Electric Co., Ltd.	1,000	28,819
Subaru Corp.	4,400	85,417
SUMCO Corp.	1,800	25,396
Sumitomo Chemical Co., Ltd.	10,600	35,086
Sumitomo Corp.	8,000	96,436
Sumitomo Dainippon Pharma Co., Ltd.	1,100	14,495
Sumitomo Electric Industries Ltd.	5,500	61,915
Sumitomo Heavy Industries Ltd.	800	18,613
Sumitomo Metal Mining Co., Ltd.	1,500	46,521
Sumitomo Mitsui Financial Group, Inc.	9,000	251,647
Sumitomo Mitsui Trust Holdings, Inc.	2,343	62,333
Sumitomo Realty & Development Co., Ltd.	2,000	59,206
Sumitomo Rubber Industries Ltd.	1,200	11,147
Sundrug Co., Ltd.	600	22,617
Suntory Beverage & Food Ltd.	1,000	37,553
Suzuken Co., Ltd.	540	20,598

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Suzuki Motor Corp.	2,500	$107,095
Sysmex Corp.	1,200	114,818
T&D Holdings, Inc.	3,700	36,476
Taiheiyo Cement Corp.	800	20,427
Taisei Corp.	1,400	47,386
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,171
Takeda Pharmaceutical Co., Ltd.	10,895	389,419
TDK Corp.	900	98,274
Teijin Ltd.	1,200	18,610
Terumo Corp.	4,600	183,148
The Bank of Kyoto Ltd.	400	19,340
The Chiba Bank Ltd.	3,700	20,416
The Chugoku Electric Power Co., Inc.	2,100	26,256
The Kansai Electric Power Co., Inc.	4,900	47,490
The Shizuoka Bank Ltd.	3,200	22,100
The Yokohama Rubber Co., Ltd.	1,000	14,235
THK Co., Ltd.	1,000	25,166
TIS, Inc.	1,600	33,984
Tobu Railway Co., Ltd.	1,400	43,262
Toho Co., Ltd.	700	28,860
Toho Gas Co., Ltd.	400	19,792
Tohoku Electric Power Co., Inc.	2,800	28,062
Tokio Marine Holdings, Inc.	4,400	192,520
Tokyo Century Corp.	300	16,352
Tokyo Electric Power Co. Holdings, Inc.*	10,800	29,702
Tokyo Electron Ltd.	1,000	261,255
Tokyo Gas Co., Ltd.	2,700	61,615
Tokyu Corp.	3,600	46,722
Tokyu Fudosan Holdings Corp.	4,000	17,279
Toppan Printing Co., Ltd.	2,000	28,270
Toray Industries, Inc.	10,000	45,750
Toshiba Corp.	2,700	68,876
Tosoh Corp.	1,800	29,225
TOTO Ltd.	1,000	46,079
Toyo Suisan Kaisha Ltd.	600	31,684
Toyoda Gosei Co., Ltd.	400	9,184
Toyota Industries Corp.	1,100	69,654
Toyota Motor Corp.	14,768	980,152
Toyota Tsusho Corp.	1,600	45,002
Trend Micro, Inc.	900	54,845
Tsuruha Holdings, Inc.	200	28,353
Unicharm Corp.	2,700	120,753
United Urban Investment Corp.	21	23,368
USS Co., Ltd.	1,500	26,840
Welcia Holdings Co., Ltd.	600	26,373
West Japan Railway Co.	1,200	59,290
Yakult Honsha Co., Ltd.	800	44,420
Yamada Holdings Co., Ltd.	4,000	19,948
Yamaha Corp.	900	43,165
Yamaha Motor Co., Ltd.	2,100	30,514
Yamato Holdings Co., Ltd.	2,300	60,588
Yamazaki Baking Co., Ltd.	1,000	17,431
	Number of Shares	Value†

Japan — (continued)
Yaskawa Electric Corp.	1,600	$62,597
Yokogawa Electric Corp.	1,600	25,410
Z Holdings Corp.	17,700	118,226
ZOZO, Inc.	600	16,743
		24,769,407
Jordan — 0.0%
Hikma Pharmaceuticals PLC	1,303	43,673
Luxembourg — 0.2%
ArcelorMittal S.A.*	4,640	61,728
Aroundtown S.A.*	7,484	37,569
Eurofins Scientific S.E.*	87	68,919
SES S.A.	2,712	19,199
Tenaris S.A.	3,478	17,328
		204,743
Macao — 0.0%
Wynn Macau Ltd.*	12,400	19,900
Netherlands — 4.8%
ABN AMRO Bank N.V.*	3,103	25,940
Adyen N.V.*	129	237,940
Aegon N.V.	13,815	35,758
Airbus S.E.*	4,068	295,036
Akzo Nobel N.V.	1,349	136,345
Altice Europe N.V.*	4,140	19,711
Argenx S.E.*	312	82,420
ASML Holding N.V.	2,978	1,099,999
CNH Industrial N.V.*	7,476	57,822
EXOR N.V.	766	41,581
Heineken Holding N.V.	814	63,434
Heineken N.V.	1,812	161,318
ING Groep N.V.*	28,045	200,155
Just Eat Takeaway.com N.V.*	837	93,700
Koninklijke Ahold Delhaize N.V.	7,865	232,475
Koninklijke DSM N.V.	1,211	199,370
Koninklijke KPN N.V.	26,565	62,330
Koninklijke Philips N.V.*	6,399	302,157
Koninklijke Vopak N.V.	469	26,397
NN Group N.V.	2,015	75,530
Prosus N.V.*	3,403	314,108
QIAGEN N.V.*	1,662	86,324
Randstad N.V.*	823	42,916
Royal Dutch Shell PLC, Class A	28,617	357,237
Royal Dutch Shell PLC, Class B	25,865	313,668
Wolters Kluwer N.V.	1,909	162,843
		4,726,514
New Zealand — 0.3%
Auckland International Airport Ltd.*	7,064	34,288
Fisher & Paykel Healthcare Corp. Ltd.	4,021	88,746
Mercury NZ Ltd.	5,143	17,403
Meridian Energy Ltd.	8,838	29,067
Ryman Healthcare Ltd.	2,831	26,597

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
New Zealand — (continued)
Spark New Zealand Ltd.	14,659	$45,739
The a2 Milk Co., Ltd.*	5,597	56,963
		298,803
Norway — 0.6%
Adevinta ASA*	1,674	28,776
DNB ASA*	6,815	94,937
Equinor ASA	7,174	101,639
Gjensidige Forsikring ASA	1,418	28,778
Mowi ASA	3,226	57,397
Norsk Hydro ASA*	10,203	28,162
Orkla ASA	5,523	55,741
Schibsted ASA, Class B*	698	27,808
Telenor ASA	4,966	83,373
Yara International ASA	1,266	48,715
		555,326
Portugal — 0.2%
Banco Espirito Santo S.A.*	27,017	0
EDP - Energias de Portugal S.A.	20,140	99,028
Galp Energia SGPS S.A.	3,702	34,338
Jeronimo Martins SGPS S.A.	1,733	27,867
		161,233
Singapore — 1.1%
Ascendas Real Estate Investment Trust	19,759	47,282
CapitaLand Commercial Trust	18,656	22,621
CapitaLand Ltd.	19,407	38,802
CapitaLand Mall Trust	18,100	25,761
City Developments Ltd.	3,000	16,888
DBS Group Holdings Ltd.	12,810	188,324
Genting Singapore Ltd.	46,800	23,101
Jardine Cycle & Carriage Ltd.	611	8,110
Jardine Matheson Holdings Ltd.	1,600	63,603
Keppel Corp. Ltd.	10,300	33,740
Mapletree Commercial Trust	15,200	21,836
Mapletree Logistics Trust	19,000	28,619
Oversea-Chinese Banking Corp. Ltd.	24,390	151,673
Singapore Airlines Ltd.	10,000	25,591
Singapore Exchange Ltd.	6,000	40,468
Singapore Technologies Engineering Ltd.	12,000	30,580
Singapore Telecommunications Ltd.	56,800	88,896
Suntec Real Estate Investment Trust	16,000	17,155
United Overseas Bank Ltd.	8,237	116,036
UOL Group Ltd.	3,107	15,267
Venture Corp. Ltd.	2,100	29,818
Wilmar International Ltd.	13,800	44,806
		1,078,977
Spain — 2.2%
ACS Actividades de Construccion y Servicios S.A.	2,030	45,888
Aena SME S.A.*	488	67,944
Amadeus IT Group S.A.	3,129	173,773
	Number of Shares	Value†

Spain — (continued)
Banco Bilbao Vizcaya Argentaria S.A.	48,143	$133,643
Banco Santander S.A.*	116,026	216,419
Bankinter S.A.	4,820	20,750
CaixaBank S.A.	25,876	54,932
Cellnex Telecom S.A.	2,209	134,093
Enagas S.A.	1,740	40,147
Endesa S.A.	2,216	59,274
Ferrovial S.A.	3,544	86,086
Grifols S.A.	2,184	62,802
Iberdrola S.A.	41,474	510,489
Industria de Diseno Textil S.A.	7,627	210,997
Mapfre S.A.	8,177	12,829
Naturgy Energy Group S.A.	2,261	45,344
Red Electrica Corp. S.A.	3,120	58,517
Repsol S.A.	10,612	71,691
Siemens Gamesa Renewable Energy S.A.	1,855	50,200
Telefonica S.A.	34,810	119,245
		2,175,063
Sweden — 3.0%
Alfa Laval AB*	2,253	49,734
Assa Abloy AB, Class B	7,007	163,825
Atlas Copco AB, Class A	4,699	224,043
Atlas Copco AB, Class B	2,753	114,894
Boliden AB	1,973	58,540
Electrolux AB	1,720	40,095
Epiroc AB, Class A	4,569	66,188
Epiroc AB, Class B	2,942	40,837
EQT AB	1,699	32,968
Essity AB, Class B*	4,150	140,109
Evolution Gaming Group AB	907	59,928
Hennes & Mauritz AB, Class B	5,431	93,565
Hexagon AB, Class B*	1,938	146,383
Husqvarna AB, Class B	2,834	31,163
ICA Gruppen AB	622	31,599
Industrivarden AB, Class C*	1,227	32,631
Investment AB Latour	1,056	24,810
Investor AB, Class B	3,188	208,239
Kinnevik AB	1,611	65,388
L E Lundbergforetagen AB, Class B*	471	23,272
Lundin Energy AB	1,292	25,621
Nibe Industrier AB*	2,224	57,159
Sandvik AB*	7,731	151,182
Securitas AB, Class B*	2,230	34,090
Skandinaviska Enskilda Banken AB, Class A*	11,025	97,919
Skanska AB, Class B*	2,417	51,044
SKF AB, Class B	2,667	55,022
Svenska Cellulosa AB SCA*	4,322	59,252
Svenska Handelsbanken AB, Class A*	10,939	91,524
Swedbank AB, Class A*	6,419	100,493
Swedish Match AB	1,097	89,698
Tele2 AB, Class B	3,276	46,188

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Telefonaktiebolaget LM Ericsson, Class B	20,104	$220,003
Telia Co., AB	17,132	70,089
Volvo AB, Class B*	10,227	196,459
		2,993,954
Switzerland — 10.4%
ABB Ltd.	12,981	330,027
Adecco Group AG	1,125	59,361
Alcon, Inc.*	3,381	191,688
Baloise Holding AG	301	44,315
Banque Cantonale Vaudoise	211	21,413
Barry Callebaut AG	19	42,320
Chocoladefabriken Lindt & Spruengli AG	1	89,097
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	59,087
Cie Financiere Richemont S.A.	3,599	241,647
Clariant AG	1,425	28,111
Coca-Cola HBC AG*	1,426	35,212
Credit Suisse Group AG	16,645	166,162
EMS-Chemie Holding AG	52	46,720
Geberit AG	252	149,089
Givaudan S.A.	65	280,658
Glencore PLC*	68,293	141,584
Julius Baer Group Ltd.	1,484	63,029
Kuehne + Nagel International AG	354	68,737
LafargeHolcim Ltd.*	3,583	163,097
Logitech International S.A.	1,173	90,863
Lonza Group AG	514	317,208
Nestle S.A.	20,814	2,477,117
Novartis AG	15,502	1,345,951
Partners Group Holding AG	133	122,334
Roche Holding AG	4,911	1,682,217
Schindler Holding AG	145	39,353
Schindler Holding AG, Participation Certificates	269	73,432
SGS S.A.	41	109,873
Sika AG	973	238,922
Sonova Holding AG*	389	98,578
STMicroelectronics N.V.	4,550	139,549
Straumann Holding AG	74	74,859
Swiss Life Holding AG*	214	80,976
Swiss Prime Site AG	532	48,316
Swiss Re AG	2,018	149,693
Swisscom AG	174	92,178
Temenos AG	471	63,305
The Swatch Group AG	210	48,948
The Swatch Group AG	425	19,138
UBS Group AG	25,346	283,188
Vifor Pharma AG	334	45,432
Zurich Insurance Group AG	1,038	361,966
		10,224,750
	Number of Shares	Value†

United Kingdom — 11.7%
3i Group PLC	6,462	$82,981
Admiral Group PLC	1,312	44,248
Anglo American PLC	8,442	204,243
Antofagasta PLC	2,581	34,062
Ashtead Group PLC	3,039	109,439
Associated British Foods PLC	2,516	60,574
AstraZeneca PLC	9,157	1,000,539
Auto Trader Group PLC	6,702	48,660
Aveva Group PLC	488	30,099
Aviva PLC	28,012	103,638
BAE Systems PLC	22,881	142,103
Barclays PLC*	118,890	149,988
Barratt Developments PLC	7,128	43,714
Berkeley Group Holdings PLC	878	47,862
BP PLC	140,966	407,673
British American Tobacco PLC	14,443	518,092
British American Tobacco PLC, ADR	1,486	53,719
BT Group PLC	59,975	75,966
Bunzl PLC	2,444	78,908
Burberry Group PLC	2,902	58,169
Coca-Cola European Partners PLC	1,476	57,983
Compass Group PLC	12,236	183,807
Croda International PLC	875	70,583
Diageo PLC	16,265	558,684
Direct Line Insurance Group PLC	9,937	34,658
Evraz PLC	3,788	16,868
Ferguson PLC	1,531	154,066
Fiat Chrysler Automobiles N.V.*	8,095	99,366
GlaxoSmithKline PLC	34,961	655,435
Halma PLC	2,528	76,376
Hargreaves Lansdown PLC	2,149	43,228
HSBC Holdings PLC	141,535	553,724
Imperial Brands PLC	6,435	113,665
Informa PLC*	10,714	51,928
InterContinental Hotels Group PLC*	1,265	66,401
Intertek Group PLC	1,128	92,041
J. Sainsbury PLC	12,992	31,988
JD Sports Fashion PLC	3,307	34,521
Johnson Matthey PLC	1,361	41,358
Kingfisher PLC	14,253	54,595
Land Securities Group PLC	4,914	33,083
Legal & General Group PLC	40,533	98,879
Lloyds Banking Group PLC*	502,211	170,492
London Stock Exchange Group PLC	2,235	256,393
M&G PLC	18,831	38,706
Melrose Industries PLC*	34,877	51,718
Mondi PLC	3,375	71,363
National Grid PLC	24,262	278,679
Natwest Group PLC*	34,775	47,623
Next PLC	943	72,298
NMC Health PLC*	538	65
Ocado Group PLC*	3,089	109,256
Pearson PLC	4,876	34,589
Persimmon PLC	2,312	73,680

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Prudential PLC	18,412	$264,183
Reckitt Benckiser Group PLC	4,931	480,801
RELX PLC	7,157	159,302
RELX PLC	6,230	138,695
Rentokil Initial PLC*	13,036	90,103
Rio Tinto Ltd.	2,594	177,174
Rolls-Royce Holdings PLC	12,875	21,377
RSA Insurance Group PLC	7,501	43,797
Schroders PLC	773	26,846
Segro PLC	8,276	99,458
Severn Trent PLC	1,547	48,707
Smith & Nephew PLC	6,216	121,768
Smiths Group PLC	2,923	51,707
Spirax-Sarco Engineering PLC	486	69,208
SSE PLC	7,435	115,720
St. James's Place PLC	3,676	44,224
Standard Chartered PLC*	18,343	84,407
Standard Life Aberdeen PLC	16,437	47,868
Taylor Wimpey PLC*	22,936	32,071
Tesco PLC	67,310	184,653
The British Land Co., PLC	5,472	23,855
The Sage Group PLC	7,202	66,930
Unilever N.V.	10,199	619,362
Unilever PLC	8,119	500,565
United Utilities Group PLC	4,874	53,840
Vodafone Group PLC	185,225	245,504
Whitbread PLC*	1,420	38,798
Wm Morrison Supermarkets PLC	15,833	34,753
WPP PLC	8,208	64,466
		11,572,918
TOTAL COMMON STOCKS (Cost $78,525,380)		94,997,836

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	454	24,812
FUCHS PETROLUB S.E.	492	25,016
Henkel AG & Co., KGaA	1,267	132,512
Porsche Automobil Holding S.E.*	1,115	66,334
Sartorius AG	238	97,551
Volkswagen AG	1,277	205,485
TOTAL PREFERRED STOCKS (Cost $429,147)		551,710

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $1,534,467)	1,534,467	1,534,467
Value†

TOTAL INVESTMENTS — 98.5% (Cost $80,488,994)	$97,084,013
Other Assets & Liabilities — 1.5%	1,457,532
TOTAL NET ASSETS — 100.0%	$98,541,545

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$188,104
Aerospace & Defense	0.9	865,110
Agriculture	1.0	924,773
Airlines	0.1	90,548
Apparel	2.1	1,978,399
Auto Manufacturers	2.8	2,671,368
Auto Parts & Equipment	0.9	882,186
Banks	7.7	7,354,021
Beverages	2.0	1,937,117
Biotechnology	1.1	1,005,441
Building Materials	1.8	1,704,807
Chemicals	3.6	3,366,801
Commercial Services	2.9	2,774,125
Computers	1.3	1,235,920
Cosmetics & Personal Care	2.7	2,540,343
Distribution & Wholesale	1.2	1,113,247
Diversified Financial Services	2.2	2,094,077
Electric	3.4	3,200,978
Electrical Components & Equipment	0.8	722,983
Electronics	2.0	1,879,415
Energy-Alternate Sources	0.3	272,410
Engineering & Construction	1.3	1,230,643
Entertainment	0.7	688,156
Environmental Control	0.0	26,455
Food	5.5	5,215,097
Food Service	0.2	229,643
Forest Products & Paper	0.4	407,088
Gas	0.4	392,731

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Hand & Machine Tools	0.4%	$415,551
Healthcare Products	2.5	2,353,786
Healthcare Services	1.0	912,059
Holding Companies	0.2	204,311
Home Builders	0.5	438,737
Home Furnishings	1.0	910,959
Household Products & Wares	0.6	544,868
Insurance	4.8	4,576,451
Internet	1.4	1,327,699
Investment Companies	0.6	546,180
Iron & Steel	0.4	389,922
Leisure Time	0.2	172,377
Lodging	0.4	398,353
Machinery — Construction & Mining	0.9	869,498
Machinery — Diversified	2.5	2,385,817
Media	0.5	478,149
Metal Fabricate/Hardware	0.2	156,093
Mining	2.4	2,296,314
Miscellaneous Manufacturing	1.1	1,032,775
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Office & Business Equipment	0.3%	$304,975
Oil & Gas	2.8	2,610,209
Pharmaceuticals	9.7	9,213,171
Pipelines	0.1	89,383
Private Equity	0.0	13,806
Real Estate	1.6	1,485,956
Real Estate Investment Trusts	1.4	1,328,994
Retail	2.2	2,097,844
Semiconductors	2.1	2,029,878
Shipbuilding	0.0	37,486
Software	1.9	1,837,742
Telecommunications	4.1	3,912,729
Textiles	0.0	18,610
Toys, Games & Hobbies	0.6	548,604
Transportation	1.9	1,842,994
Water	0.2	223,570
	100.0%	$94,997,836

Futures contracts held by the Fund at September 30, 2020 are as follows:
Futures Contracts:
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini MSCI EAFE Index	12/18/2020	32	50	$1,853	$2,965,120	$—	$(67,627)
							$—	$(67,627)